March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Technology and Private Equity Term Trust (BTX)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Technology and Private Equity Term Trust (BTX)
(formerly known as BlackRock Innovation and Growth Term Trust (BIGZ))
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
Archer Aviation, Inc., Class A(a)	1,203,581	$ 8,557,461
BWX Technologies, Inc.	70,040	6,909,446
		15,466,907
Automobiles — 0.8%
BYD Co. Ltd., Class H	126,500	6,405,520
Tesla, Inc.(a)	20,563	5,329,107
		11,734,627
Broadline Retail — 1.8%
MercadoLibre, Inc.(a)	12,916	25,197,437
Consumer Finance — 1.1%
Kaspi.KZ JSC, ADR	157,612	14,634,274
Diversified Consumer Services — 0.9%
Grammarly, Inc., (Acquired 11/17/21, Cost: $26,250,012)(a)(b)(c)	1,001,454	13,109,033
Diversified Telecommunication Services — 0.4%
AST SpaceMobile, Inc., Class A(a)(d)	241,064	5,481,795
Electrical Equipment — 0.8%
Vertiv Holdings Co., Class A	151,632	10,947,830
Electronic Equipment, Instruments & Components(a) — 4.0%
Celestica, Inc.	158,822	12,516,762
Coherent Corp.	369,576	24,000,265
Fabrinet	96,235	19,007,375
		55,524,402
Entertainment — 7.0%
Krafton, Inc.(a)	48,500	11,091,459
Nintendo Co. Ltd.	218,500	14,853,128
Spotify Technology SA(a)	84,813	46,649,694
Take-Two Interactive Software, Inc.(a)	123,813	25,660,244
		98,254,525
Financial Services — 1.4%
Adyen NV(a)(e)	12,705	19,474,163
Industrial Conglomerates — 1.7%
Hitachi Ltd.	1,015,700	23,848,029
Interactive Media & Services — 3.2%
Kakao Corp.	380,261	10,137,177
Patreon, Inc., (Acquired 08/19/21, Cost: $11,732,736)(a)(b)(c)	208,333	4,772,909
Reddit, Inc., Class A(a)	285,062	29,903,004
		44,813,090
IT Services — 4.4%
Cloudflare, Inc., Class A(a)	151,723	17,097,665
MongoDB, Inc., Class A(a)	82,131	14,405,777
NEC Corp.	477,500	10,171,095
Snowflake, Inc., Class A(a)	136,324	19,925,116
		61,599,653
Machinery — 1.2%
Harmonic Drive Systems, Inc.	448,600	9,546,139
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,950,000	7,789,543
		17,335,682
Professional Services — 3.4%
Thomson Reuters Corp.	128,154	22,142,448
Wolters Kluwer NV	158,499	24,677,687
		46,820,135
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 21.3%
ARM Holdings PLC, ADR(a)	143,619	$ 15,337,073
ASM International NV	34,455	15,700,901
Astera Labs, Inc.(a)	520,777	31,074,764
Credo Technology Group Holding Ltd.(a)	649,175	26,070,868
KLA Corp.	20,267	13,777,507
Kokusai Electric Corp.	790,400	13,082,064
Lasertec Corp.	80,000	6,876,028
Lattice Semiconductor Corp.(a)(d)	152,976	8,023,591
Marvell Technology, Inc.	246,922	15,202,988
NVIDIA Corp.	1,151,269	124,774,535
SK Hynix, Inc.	200,000	26,661,194
		296,581,513
Software — 16.3%
AppLovin Corp., Class A(a)	53,396	14,148,338
Atlassian Corp. Ltd., Class A(a)	61,971	13,150,866
Confluent, Inc., Class A(a)	492,337	11,540,379
CyberArk Software Ltd.(a)	62,710	21,195,980
Descartes Systems Group, Inc.(a)	114,730	11,568,226
Elastic NV(a)	124,670	11,108,097
Gitlab, Inc., Class A(a)	284,615	13,376,905
Guidewire Software, Inc.(a)(d)	79,646	14,922,475
Palo Alto Networks, Inc.(a)	65,681	11,207,806
Pony AI, Inc., ADR(a)(d)	431,054	3,801,896
Q2 Holdings, Inc.(a)	123,724	9,899,157
Samsara, Inc., Class A(a)	352,697	13,518,876
SentinelOne, Inc., Class A(a)	488,556	8,881,948
ServiceTitan, Inc.(a)(d)	47,638	4,530,850
SiteMinder Ltd.(a)	2,517,663	6,940,776
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $2,999,997)(b)(c)	199,738	1,789,653
Snyk Ltd., Ordinary Shares, (Acquired 09/02/21, Cost: $25,961,537)(b)(c)	1,809,860	11,745,991
Synopsys, Inc.(a)	46,081	19,761,837
Teya Services Ltd., Series C, (Acquired 11/16/21, Cost: $49,999,974)(a)(b)(c)	25,742	7,174,810
Xero Ltd.(a)	169,253	16,543,386
		226,808,252
Technology Hardware, Storage & Peripherals(a) — 2.3%
Pure Storage, Inc., Class A(d)	471,445	20,870,870
Sandisk Corp.	225,074	10,715,773
		31,586,643
Total Common Stocks — 73.1% (Cost: $1,315,147,584)		1,019,217,990
Preferred Securities
Preferred Stocks — 24.7%(b)
Aerospace & Defense — 0.1%
SkySafe, Inc., Series B, (Acquired 12/02/21, Cost: $4,999,999)(a)(c)	909,438	1,227,741
Automobile Components — 0.0%
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $50,000,009)(a)(c)	2,189,612	21,896
Capital Markets(a)(c) — 2.5%
Anchor Labs, Inc., Series D, (Acquired 11/24/21, Cost: $9,999,995)	428,785	2,842,844

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Technology and Private Equity Term Trust (BTX)
(formerly known as BlackRock Innovation and Growth Term Trust (BIGZ))
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
The Production Board LLC, Series A3, (Acquired 06/04/21, Cost: $50,000,001)	16,666,667	$ 25,833,334
Varo Money, Inc., Series E, (Acquired 08/27/21, Cost: $40,000,001)	4,316,904	6,086,835
		34,763,013
Diversified Consumer Services — 0.3%
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $8,750,004)(a)(c)	333,818	4,369,678
Diversified Telecommunication Services — 0.5%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $17,999,912)(a)(c)	32,690	6,999,583
Entertainment — 0.5%
Under Canvas, Inc., Class A, (Acquired 08/19/21, Cost: $49,999,983)(a)(c)	2,172,486	6,973,680
Food Products — 0.2%
Motif Food Works, Inc., Series B, (Acquired 06/08/21, Cost: $30,832,343)(a)(c)	1,972,240	3,173,334
Hotels, Restaurants & Leisure(a)(c) — 2.6%
Dapper Labs, Inc., Series 7, (Acquired 07/20/21, Cost: $29,999,946)	191,067	1,952,705
Underdog Sports, Inc., Series B, (Acquired 01/11/22, Cost: $14,999,974)	291,061	34,371,393
		36,324,098
Interactive Media & Services — 0.7%
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $23,333,352)(a)(c)	416,667	9,545,841
IT Services(a)(c) — 2.8%
Via Transportation, Inc., Series G, (Acquired 11/05/21, Cost: $24,999,974)	549,357	32,054,981
Wagestream Holdings Ltd., Series C, (Acquired 02/11/22, Cost: $10,024,684)	762,746	7,783,685
		39,838,666
Semiconductors & Semiconductor Equipment(a) — 4.6%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $39,999,990)(c)	1,525,192	57,057,433
Rivos, Inc., Series A1	2,997,684	6,594,905
		63,652,338
Software(c) — 7.8%
AnyRoad, Inc., Series B, (Acquired 12/07/21, Cost: $14,999,995)(a)	2,745,894	8,292,600
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $0)(a)	898,024	9
Deepgram, Inc., Series B, (Acquired 10/22/21, Cost: $11,999,997)(a)	2,165,400	17,236,584
Dragos, Inc., Series D, (Acquired 09/28/21, Cost: $39,999,959)(a)	900,760	30,490,726
Genesys Cloud Services, Inc., (Acquired 11/24/21, Cost: $30,000,101)	4,651,163	14,883,722
Security	Shares	Value
Software (continued)
Open Space Labs, Inc., Series D, (Acquired 01/31/22, Cost: $15,000,003)(a)	1,687,916	$ 12,591,853
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $10,999,993)(a)	732,373	6,562,062
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $24,038,470)(a)	1,685,092	10,936,247
Validere Technologies, Inc., Series B, (Acquired 10/21/21, Cost: $10,000,000)(a)	4,684,060	8,103,424
		109,097,227
Specialty Retail — 0.2%
Super73, Inc., Series C-1, (Acquired 10/25/22, Cost: $12,000,000)(a)(c)	1,400,669	2,213,057
Wireless Telecommunication Services — 1.9%
Loft Orbital Solutions, Inc., Series B, (Acquired 10/14/21, Cost: $24,999,992)(a)(c)	1,365,305	26,691,713
		344,891,865
Total Preferred Securities — 24.7% (Cost: $607,974,969)		344,891,865
Total Long-Term Investments — 97.8% (Cost: $1,923,122,553)		1,364,109,855
Short-Term Securities
Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	11,062,043	11,067,574
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(f)(g)	41,145,217	41,145,217
Total Short-Term Securities — 3.8% (Cost: $52,212,791)		52,212,791
Total Investments — 101.6% (Cost: $1,975,335,344)		1,416,322,646
Liabilities in Excess of Other Assets — (1.6)%		(21,801,098)
Net Assets — 100.0%		$ 1,394,521,548

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $376,889,356, representing 27.0% of its net assets as of period end, and an original cost of $716,922,933.

(d)	All or a portion of this security is on loan.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Technology and Private Equity Term Trust (BTX)
(formerly known as BlackRock Innovation and Growth Term Trust (BIGZ))

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 14,267,970	$ —	$ (3,200,439)(a)	$ 479	$ (436)	$ 11,067,574	11,062,043	$ 22,430 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	2,002,846	39,142,371 (a)	—	—	—	41,145,217	41,145,217	487,508	—
				$ 479	$ (436)	$ 52,212,791		$ 509,938	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 15,466,907	$ —	$ —	$ 15,466,907
Automobiles	5,329,107	6,405,520	—	11,734,627
Broadline Retail	25,197,437	—	—	25,197,437
Consumer Finance	14,634,274	—	—	14,634,274
Diversified Consumer Services	—	—	13,109,033	13,109,033
Diversified Telecommunication Services	5,481,795	—	—	5,481,795
Electrical Equipment	10,947,830	—	—	10,947,830
Electronic Equipment, Instruments & Components	55,524,402	—	—	55,524,402
Entertainment	72,309,938	25,944,587	—	98,254,525
Financial Services	—	19,474,163	—	19,474,163
Industrial Conglomerates	—	23,848,029	—	23,848,029
Interactive Media & Services	29,903,004	10,137,177	4,772,909	44,813,090
IT Services	51,428,558	10,171,095	—	61,599,653
Machinery	—	17,335,682	—	17,335,682
Professional Services	22,142,448	24,677,687	—	46,820,135
Semiconductors & Semiconductor Equipment	234,261,326	62,320,187	—	296,581,513

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Technology and Private Equity Term Trust (BTX)
(formerly known as BlackRock Innovation and Growth Term Trust (BIGZ))

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Software	$ 182,613,636	$ 23,484,162	$ 20,710,454	$ 226,808,252
Technology Hardware, Storage & Peripherals	31,586,643	—	—	31,586,643
Preferred Securities
Preferred Stocks	—	—	344,891,865	344,891,865
Short-Term Securities
Money Market Funds	52,212,791	—	—	52,212,791
	$809,040,096	$223,798,289	$383,484,261	$1,416,322,646
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2024	$ 48,285,769	$ 394,763,266	$ 443,049,035
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(9,693,373)	(1,698,003)	(11,391,376)
Purchases	—	—	—
Sales	—	(48,173,398)	(48,173,398)
Closing balance, as of March 31, 2025	$ 38,592,396	$ 344,891,865	$ 383,484,261
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(a)	$ (9,693,373)	$ (1,698,003)	$ (11,391,376)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $3,173,343.
	Value	Valuation Approach	Unobservable Inputs(a)	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$38,592,396	Market	Revenue Multiple	5.00x - 15.00x	10.31x
			Gross Profit Multiple	7.75x	—

Preferred Stocks	341,718,522	Market	Revenue Multiple	0.90x - 15.00x	7.44x
			Time to Exit	0.5 - 5.0 years	2.7 years
			Volatility	35% - 90%	71%
			Market Adjustment Multiple	0.45x - 1.05x	0.84x
	$380,310,918

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
Schedule of Investments